COMMITMENTS	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 15: COMMITMENTS

On March 1, 2021, the Company entered into a term sheet to acquire Tickeri, in a debt and stock transaction totaling $20,000,000. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America and the Caribbean corridor. This transaction closed on June 3, 2021.

On May 7, 2021, the Company entered into a binding term sheet to acquire Monster Creative, LLC, (“Monster”) an advertising agency in the entertainment space. Monster will assist the Company in collaborating on creating multimedia NFTs and ticketing for clients in the sports, music, entertainment, fashion, gaming and photography fields. The purchase price for this acquisition is anticipated to be $8,000,000 in the form of convertible and non-convertible promissory notes. This transaction closed on June 30, 2021.

On June 30, 2021, the Company settled with two former associates of HUMBL LLC for the cash payment of $200,000 ($100,000 each), promissory notes of $500,000 ($250,000 each), and the issuance of 1,000,000 shares (500,000 each) of common stock with a value of $1,170,000 for a total settlement of $1,870,000.

In the nine months ended September 30, 2021, the Company entered into Employment Agreements with executive officers and key management. The agreements provide for base annual base compensation, and a discretionary bonus. The CEO’s employment agreement provides for an annual salary of $1 with a discretionary bonus.

On July 29, 2021, the Company entered into a Development Services Agreement with Red Rock Development Group, LLC (“Red Rock”). The Company intends to purchase and/or develop a portfolio of real estate assets and then potentially tokenize the interest in the portfolio. The Company has engaged Red Rock to advise them with respect to that process. As part of the foregoing strategy, the Company purchased a suite at the Hard Rock Hotel in San Diego, California.

The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used. The Company is obligated to issue 3,000,000 shares of common stock to Red Rock as payment for its services. As of September 30, 2021, these shares have been issued.